Financial Instruments with Off-Balance-Sheet Risk - Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 213,710	$ 214,871
Unused Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	185,633	189,486
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 28,077	$ 25,385